Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

January 3, 2012

Securities and Exchange Commission

Attention: John Ganley

100 F Street, NE

Washington, DC 20549

Re: Financial Investors Trust

File Nos.

33-72424

811-8194

Dear Mr. Ganley:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statement of Additional Information with respect to the above-referenced Trust effective December 29, 2011, do not differ from those filed electronically in the Post-Effective Amendment No. 88 on December 29, 2011.

Sincerely,

/s/ JoEllen L. Legg

JoEllen L. Legg

Secretary